Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party	$ 941
Other long-term loan	149
Lease liabilities	179
Total	1,079
2023 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party	941
Other long-term loan	32
Lease liabilities	85
Total	905
2024 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party
Other long-term loan	31
Lease liabilities	94
Total	114
2025 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party
Other long-term loan	30
Lease liabilities
Total	20
2026 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party
Other long-term loan	29
Lease liabilities
Total	20
2027 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of non current financial liabilities [Line Items]
Long-term loans from related party
Other long-term loan	27
Lease liabilities
Total	$ 20